Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Presentation and General Information [Abstract]
Vessels Owned	As of December 31, 2025, Icon’s fleet comprised of the following dry bulk vessels:

Vessel Name	Vessel Type	Year Built	Charter Type	Earliest Charter Expiration	Latest Charter Expiration
Alfa	Panamax	2006	Index-linked time charter	July 2026	Evergreen(1)
Bravo	Kamsarmax	2007	Index-linked time charter	May 2026	Evergreen(1)
Charlie	Ultramax	2020	Index-linked time charter(2)	March 2026	June 2026

(1)	The charter continues indefinitely, subject to 3 months’ termination notice by either party.
(2)	In addition to the daily hire rate, the Company is also entitled to receive part of the fuel cost savings to be realized by the charterer through the use of the vessel’s scrubber.

Subsidiaries
Subsidiaries. The accompanying consolidated financial statements include the accounts of Icon and its subsidiaries:

Company	Activity	Incorporation country	Vessel name
Icon Energy Corp.	Parent holding	Marshall Islands	—
Maui Shipping Co.(1)	Intermediate holding	Marshall Islands	—
Positano Marine Inc.(1)	Shipowning	Marshall Islands	M/V Alfa
Reef Shiptrade Ltd.(1)	Shipowning	Marshall Islands	M/V Bravo
Charlie Marine Ltd.(1)	Bareboat charterer	Marshall Islands	M/V Charlie

(1)	Wholly owned subsidiaries